Condensed Financial Statements of Parent Company - Balance Sheets (Details) (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Sep. 01, 2017	Jul. 17, 2017
Condensed Financial Statements, Captions [Line Items]
Common stock, par value				$ 1.00
Common stock, shares authorized				50,000
Common stock, shares, issued			50,000
Treasury stock, shares	4,085,608
Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares, issued	42,812,245	42,812,245
Common stock, shares, outstanding	38,726,637	38,726,637
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	34,248,442	34,248,442
Common stock, shares, issued	32,937,193	32,937,193
Common stock, shares, outstanding	32,937,193	32,937,193
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Treasury stock, par value	$ 0.0001	$ 0.0001
Treasury stock, shares	4,085,608	4,085,608
Parent Company [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares, issued	42,812,245	42,812,245
Common stock, shares, outstanding	38,726,637	38,726,637
Parent Company [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	34,248,442	34,248,442
Common stock, shares, issued	32,937,193	32,937,193
Common stock, shares, outstanding	32,937,193	32,937,193